Subsequent Events (Predecessor) (Details) (Business combination, Dorian Holdings)	Jul. 29, 2013
CMNL LPG Transport LLC
Subsequent events
Interest transferred to Dorian LPG Ltd. (as a percent)	100.00%
CJNP LPG Transport LLC
Subsequent events
Interest transferred to Dorian LPG Ltd. (as a percent)	100.00%
CNML LPG Transport LLC
Subsequent events
Interest transferred to Dorian LPG Ltd. (as a percent)	100.00%
Predecessor | Subsequent events | CMNL LPG Transport LLC
Subsequent events
Interest transferred to Dorian LPG Ltd. (as a percent)	100.00%
Predecessor | Subsequent events | CJNP LPG Transport LLC
Subsequent events
Interest transferred to Dorian LPG Ltd. (as a percent)	100.00%
Predecessor | Subsequent events | CNML LPG Transport LLC
Subsequent events
Interest transferred to Dorian LPG Ltd. (as a percent)	100.00%